AB All China Equity Portfolio

Portfolio of Investments

February 28, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 100.1%
Consumer Discretionary – 29.6%
Automobile Components – 3.2%
Anhui Zhongding Sealing Parts Co., Ltd. - Class A	413,700	$1,176,992
Shandong Linglong Tyre Co., Ltd. - Class A	199,300	479,199

		1,656,191

Automobiles – 1.5%
BYD Co., Ltd. - Class H	16,300	781,108

Broadline Retail – 9.9%
Alibaba Group Holding Ltd. - Class H	145,560	2,406,790
JD.com, Inc. - Class H	134,400	2,810,450

		5,217,240

Hotels, Restaurants & Leisure – 9.4%
Meituan - Class H(a) (b)	147,105	3,071,412
Trip.com Group Ltd. - Class H	32,400	1,832,371

		4,903,783

Household Durables – 2.1%
Haier Smart Home Co., Ltd. - Class A	118,900	429,217
Hisense Visual Technology Co., Ltd. - Class A	216,390	685,545

		1,114,762

Specialty Retail – 1.2%
HLA Group Corp., Ltd. - Class A	557,700	608,436

Textiles, Apparel & Luxury Goods – 2.3%
JNBY Design Ltd. - Class H(b)	199,500	375,278
Zhejiang Semir Garment Co., Ltd. - Class A	512,200	446,733
Zhejiang Weixing Industrial Development Co., Ltd. - Class A	230,500	410,479

		1,232,490

		15,514,010

Financials – 23.6%
Banks – 10.2%
Bank of Shanghai Co., Ltd. - Class A	394,600	506,872
China CITIC Bank Corp., Ltd. - Class H	838,000	617,358
China Construction Bank Corp. - Class H	631,000	535,321
China Merchants Bank Co., Ltd. - Class H	244,500	1,435,279
Huaxia Bank Co., Ltd. - Class A	243,900	241,670
Postal Savings Bank of China Co., Ltd. - Class H(b)	1,436,000	912,175
Shanghai Pudong Development Bank Co., Ltd. - Class A	761,200	1,064,168

		5,312,843

Capital Markets – 4.0%
CITIC Securities Co., Ltd. - Class A	204,110	767,926
GF Securities Co., Ltd. - Class A	220,400	464,855
Huatai Securities Co., Ltd. - Class A	362,800	872,324

		2,105,105

Consumer Finance – 5.5%
LexinFintech Holdings Ltd. (ADR)	68,850	591,422
Qifu Technology, Inc. (ADR)	43,590	1,747,087
Yixin Group Ltd. - Class H(b)	3,714,500	554,177

		2,892,686

Insurance – 3.9%
People’s Insurance Co. Group of China Ltd. (The) - Class H	1,230,000	607,009
PICC Property & Casualty Co., Ltd. - Class H	642,000	1,051,909
Ping An Insurance Group Co. of China Ltd. - Class A	57,893	401,697

		2,060,615

		12,371,249

Company	Shares	U.S. $ Value

Communication Services – 15.1%
Entertainment – 2.5%
Kingnet Network Co., Ltd. - Class A	397,000	$830,485
Kingsoft Corp., Ltd. - Class H	94,000	486,546

		1,317,031

Interactive Media & Services – 11.0%
Tencent Holdings Ltd. - Class H	93,250	5,739,213

Media – 1.6%
China South Publishing & Media Group Co., Ltd. - Class A	296,500	528,232
Shandong Publishing & Media Co., Ltd. - Class A	232,900	322,899

		851,131

		7,907,375

Information Technology – 12.5%
Communications Equipment – 6.3%
Xiaomi Corp. - Class H(a) (b)	443,200	2,967,010
Zhongji Innolight Co., Ltd. - Class A	25,620	361,992

		3,329,002

Electronic Equipment, Instruments & Components – 4.4%
BOE Technology Group Co., Ltd. - Class A	1,281,800	759,022
Foxconn Industrial Internet Co., Ltd. - Class A	188,700	560,408
Lens Technology Co., Ltd. - Class A	134,400	496,807
Victory Giant Technology Huizhou Co., Ltd. - Class A	67,100	478,838

		2,295,075

IT Services – 1.8%
Beijing Ultrapower Software Co., Ltd. - Class A	509,900	948,589

		6,572,666

Industrials – 6.6%
Electrical Equipment – 4.6%
Contemporary Amperex Technology Co., Ltd. - Class A	29,000	1,056,188
Zhejiang Chint Electrics Co., Ltd. - Class A	245,600	788,877
Zhejiang Huayou Cobalt Co., Ltd. - Class A	125,400	570,473

		2,415,538

Machinery – 1.1%
Yutong Bus Co., Ltd. - Class A	157,998	571,488

Transportation Infrastructure – 0.9%
China Merchants Expressway Network &
Technology Holdings Co., Ltd. - Class A	263,000	497,145

		3,484,171

Health Care – 6.2%
Health Care Providers & Services – 0.9%
Shanghai Pharmaceuticals Holding Co., Ltd. - Class A	178,200	469,747

Pharmaceuticals – 5.3%
China Resources Sanjiu Medical &
Pharmaceutical Co., Ltd. - Class A	99,100	557,584
Dong-E-E-Jiao Co., Ltd. - Class A	72,200	559,609
Sichuan Kelun Pharmaceutical Co., Ltd. - Class A	229,000	927,068
Yunnan Baiyao Group Co., Ltd. - Class A	94,700	716,922

		2,761,183

		3,230,930

Materials – 4.2%
Chemicals – 1.1%
Yunnan Yuntianhua Co., Ltd. - Class A	203,300	584,109

Company		Shares	U.S. $ Value

Metals & Mining – 3.1%
Shandong Nanshan Aluminum Co., Ltd. - Class A		1,982,800	$1,016,416
Yunnan Aluminium Co., Ltd. - Class A		266,100	592,488

			1,608,904

			2,193,013

Consumer Staples – 2.3%
Beverages – 2.3%
Anhui Yingjia Distillery Co., Ltd. - Class A		86,100	667,944
Wuliangye Yibin Co., Ltd. - Class A		28,900	523,107

			1,191,051

Total Common Stocks (cost $40,625,109)			52,464,465

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.24%(c) (d) (e) (cost $158,177)		158,178	158,177

	Principal Amount (000)

Time Deposits – 0.0%
HSBC, Hong Kong 2.19%, 03/03/2025 (cost $1,803)	HKD	14	1,803

Total Short-Term Investments (cost $159,980)			159,980

Total Investments - 100.4% (cost $40,785,089)(f)			52,624,445
Other assets less liabilities - (0.4)%			(230,321)

Net Assets – 100.0%			$52,394,124

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2025, the aggregate market value of these securities amounted to $7,880,052 or 15.04% of net assets.

(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Affiliated investments.
(f)

As of February 28, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $12,575,647 and gross unrealized depreciation of investments was $(736,291), resulting in net unrealized appreciation of $11,839,356.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

HKD – Hong Kong Dollar

Glossary:

ADR – American Depositary Receipt

AB All China Equity Portfolio

February 28, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2025:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Consumer Discretionary	$-0-	$15,514,010		$-0-	$15,514,010
Financials	2,338,509	10,032,740		-0-	12,371,249
Communication Services	-0-	7,907,375		-0-	7,907,375
Information Technology	-0-	6,572,666		-0-	6,572,666
Industrials	497,145	2,987,026		-0-	3,484,171
Health Care	-0-	3,230,930		-0-	3,230,930
Materials	-0-	2,193,013		-0-	2,193,013
Consumer Staples	-0-	1,191,051		-0-	1,191,051
Short-Term Investments:
Investment Companies	158,177	-0-		-0-	158,177
Time Deposits	1,803	-0-		-0-	1,803

Total Investments in Securities	2,995,634	49,628,811	+	-0-	52,624,445
Other Financial Instruments*	-0-	-0-		-0-	-0-

Total	$2,995,634	$49,628,811		$-0-	$52,624,445

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2025 is as follows:

Fund	Market Value 11/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$446	$4,671	$4,959	$158	$2